Reverse Acquisition Transaction (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [text block] [Abstract]
Schedule of net assets
USD

Cash and cash equivalent	33,064,568
Current assets	84,000
Accounts payable	(765,000)